DLJ MONEY FUNDS -- STATEMENT OF INVESTMENTS October 31, 2000
--------------------------------------------------------------------------------
DLJ MUNICIPAL MONEY FUND

                                        PRINCIPAL
MUNICIPAL                                AMOUNT         VALUE
OBLIGATIONS -- 92.4%                   -----------   -----------
ALASKA -- 2.1%
 City of Valdez, AK Marine CP Arco
   Transmission Project
   (LOC: Atlantic Richfield Co.)
   4.200%, 11/10/00..................  $ 1,000,000   $ 1,000,000
 City of Valdez, AK Marine Air
   Terminal Exxon Pipeline Company
   Project (LOC: Exxon Corp.) VRDN
   4.600'D'..........................      200,000       200,000
                                                     -----------
                                                       1,200,000
                                                     -----------
ARIZONA -- 0.5%
 Maricopa County, AZ PCR
   (LOC: Morgan Guaranty Trust Co.)
   VRDN 4.600%'D'....................      300,000       300,000
                                                     -----------
COLORADO -- 3.5%
 City & County of Denver, CO Airport
   System CP
   (LOC: Bayerische Landesbank)
   4.250%, 12/08/00'DD'..............    2,000,000     2,000,000
                                                     -----------
FLORIDA -- 1.8%
 Florida Local Government Financial
   Commission CP
   (LOC: First Union National Bank of
   Florida) 4.250%, 12/07/00'DD'.....    1,000,000     1,000,000
                                                     -----------
IDAHO -- 3.6%
 Idaho State TANS
   5.375%, 06/29/01..................    2,000,000     2,012,658
                                                     -----------
ILLINOIS -- 5.0%
Southwestern, IL Development
 Authority SWDR (Wood River Project)
 (LOC: Shell Oil Co.) VRDN
 4.750%'D''DD'.......................    2,800,000     2,800,000
                                                     -----------
KENTUCKY -- 4.3%
 Louisville & Jefferson County, KY
   Airport Authority
   (LOC: UPS, Inc.)
   VRDN 4.700%'D''DD'................    1,600,000     1,600,000
   VRDN 4.650%'D''DD'................      800,000       800,000
                                                     -----------
                                                       2,400,000
                                                     -----------
LOUISIANA -- 4.3%
 Calcasieu Parish, LA Public
   Transportation Authority SWDR
   (WPT Corporate Project) (LOC:
   Morgan Guaranty Trust) VRDN
   4.350%'D''DD'.....................      100,000       100,000
 Lake Charles Harbor & Terminal
   Distribution Port
   Revenue (LOC: Credit Local de
   France) VRDN 4.350%'D''DD'........    1,000,000     1,000,000
 Louisiana State Offshore Terminal
   Authority Deepwater Port Revenue
   (LOC: Loop, Inc.) VRDN
   4.600%'D''DD'.....................    1,300,000     1,300,000
                                                     -----------
                                                       2,400,000
                                                     -----------
                                        PRINCIPAL
                                         AMOUNT         VALUE
                                       -----------   -----------
MARYLAND -- 3.5%
 Baltimore County, MD PCR CP
   (LOC: Westdeutsche Landesbank)
   4.350%, 11/15/00..................  $ 2,000,000   $ 2,000,000
                                                     -----------
MASSACHUSETTS -- 2.6%
 Massachusetts State Water Reserve CP
   (LOC: Morgan Guaranty Trust)
   4.300%, 11/16/00..................    1,500,000     1,500,000
                                                     -----------
MICHIGAN -- 20.5%
 Detroit, MI Water Supply System
   (LIQ: FGIC) VRDN 4.300%'D'........      800,000       800,000
 Michigan State HDA (Laurel Valley)
   (LOC: Bank One Michigan) VRDN
   4.400%'D'.........................    2,800,000     2,800,000
 Michigan State HDA (Harbortown,
   Ltd.) (LOC: Bankers Trust Co.)
   VRDN 4.525%'D'....................    1,000,000     1,000,000
 Michigan State HDA (Pine Ridge)
   (LOC: Bank One Michigan) VRDN
   4.400%'D'.........................    1,300,000     1,300,000
 Michigan State Strategic PCR
   (Consumer's Power Project) (LOC:
   Consumer's Power Co.) VRDN
   4.650%'D'.........................    2,500,000     2,500,000
 University of Michigan
   VRDN 4.650%'D'....................    3,200,000     3,200,000
                                                     -----------
                                                      11,600,000
                                                     -----------
NEBRASKA -- 2.7%
 Nebraska Higher Education Loan
   Program Ser. C (LOC: SLMA) VRDN
   4.400%'D''DD'.....................    1,500,000     1,500,000
                                                     -----------
NEVADA -- 2.1%
 Washoe County, NV Water Facility
   Revenue (Sierra Pacific Power Co.
   Project) (LOC: Union Bank of
   Switzerland AG) VRDN
   4.750%'D''DD'.....................    1,200,000     1,200,000
                                                     -----------
NORTH CAROLINA -- 4.1%
 Winston-Salem, NC CP
   (LOC: Wachovia Bank & Trust)
   4.300%, 02/09/01..................    2,300,000     2,300,000
                                                     -----------
OHIO -- 1.8%
 Ohio State Air Quality Development
   Authority (LOC: Societe Generale)
   VRDN 4.300%'D''DD'................    1,000,000     1,000,000
                                                     -----------
SOUTH CAROLINA -- 3.5%
 Berkeley County, SC IDR
   (LOC: Nucor Corp.) VRDN
   4.400%'D''DD'.....................    2,000,000     2,000,000
                                                     -----------

See notes to financial statements.

--------------------------------------------------------------------------------
DLJ MUNICIPAL MONEY FUND (continued)

                                        PRINCIPAL
                                         AMOUNT         VALUE
                                       -----------   -----------
TEXAS -- 22.1%

 Austin, TX Utility System Revenue
   6.500%, 05/15/11 (prerefunded
   05/15/01)(a)......................  $ 2,000,000   $ 2,062,516

 Guadalupe-Blanco River Authority of
   Texas PCR (Central Power & Light
   Co. Project) (LOC: Barclays Bank
   PLC) VRDN 4.650%'D''DD'...........      800,000       800,000

 Gulf Coast Waste Disposal Authority
   of Texas (Amoco Oil Company
   Project) (LOC: Amoco Corp.) VRDN
   4.750%'D''DD'.....................    2,900,000     2,900,000

 Gulf Coast Waste Disposal Authority
   of Texas (Exxon Project) (LOC:
   Exxon Asset Funding Co.) VRDN
   4.600%'D''DD'.....................    1,200,000     1,200,000

 Lower Neches Valley Authority (Mobil
   Oil Refining Corp.
   Project) (LOC: Mobil Oil Corp.)
   VRDN 4.700%'D''DD'................    1,000,000     1,000,000
 Sabine River Authority of Texas PCR
   (LOC: Texas Utilities Electric
   Co.) 4.750%'D''DD'................    1,100,000     1,100,000

 Texas State TRANS Ser. A
   5.250%, 08/31/01..................    2,300,000     2,317,937

 Trinity River Authority, TX PCR
   (Texas Utilities Electric Company
   Project) (LOC: AMBAC) VRDN
   4.750%'D''DD'.....................    1,100,000     1,100,000
                                                     -----------
                                                      12,480,453
                                                     -----------

                                        PRINCIPAL
                                         AMOUNT         VALUE
                                       -----------   -----------
WISCONSIN -- 4.4%

 Carlton, WI PCR (LOC: Wisconsin
   Power & Light Co.) VRDN
   4.500%'D''DD'.....................  $ 2,500,000   $ 2,500,000
                                                     -----------
 TOTAL MUNICIPAL OBLIGATIONS
   (amortized cost $52,193,111)......                 52,193,111
                                                     -----------


REGISTERED INVESTMENT
COMPANIES -- 7.3%
(amortized cost $4,146,231)
                                         SHARES
                                       -----------
Federated Tax-Free Obligations
   Fund..............................    4,146,231     4,146,231
                                                     -----------

TOTAL INVESTMENTS -- 99.7%
 (amortized cost $56,339,342).....................    56,339,342
                                                     -----------

CASH AND OTHER ASSETS
 NET OF LIABILITIES -- 0.3%..........                    148,185
                                                     -----------

NET ASSETS -- 100.0%.................                $56,487,527
                                                     -----------
                                                     -----------

'DD' Subject to Alternative Minimum Tax.

'D' Securities payable on demand. Rate shown is rate in effect at October 31, 2000. This rate is subject to change and is based on bank prime rates or an index of market interest rates.

(a) Bonds which are prerefunded are collateralized by U.S. government securities which are held in escrow and can be used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

ABBREVIATIONS USED IN THE PORTFOLIO

AMBAC    American Municipal Bond Assurance Corporation    PCR    Pollution Control Revenue Bond
CP       Commercial Paper                                 SLMA   Student Loan Marketing Association
FGIC     Financial Guaranty Insurance Corporation         SWDR   Solid Waste Disposal Revenue
HDA      Housing Development Authority                    TANS   Tax Anticipation Notes
IDR      Industrial Development Revenue Bond              TRANS  Tax and Revenue Anticipation Notes
LIQ      Liquidity Agreement                              VRDN   Variable Rate Demand Note
LOC      Letter of Credit

See notes to financial statements.

DLJ MONEY FUNDS -- STATEMENT OF INVESTMENTS October 31, 2000
--------------------------------------------------------------------------------
DLJ U.S. GOVERNMENT MONEY FUND

U.S. GOVERNMENT                 PRINCIPAL
OBLIGATIONS -- 4.3%               AMOUNT         VALUE
                               ------------   -----------
U.S. Treasury Bills
 6.090%, 03/15/01*...........  $  1,975,000   $ 1,931,590
 5.830%, 08/30/01*...........       650,000       618,456
                                              -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
(amortized cost
 $2,550,046).................                   2,550,046
                                              -----------

U.S. GOVERNMENT
AGENCIES -- 63.3%
Federal Farm Credit Bank
 5.650%, 12/29/00............     1,000,000       998,731
Federal Home Loan Bank
 5.900%, 12/04/00............     1,000,000       999,102
 5.970%, 12/12/00............     4,000,000     3,995,964
 6.050%, 11/03/00............     5,000,000     4,999,786
 6.500%, 01/26/01............     1,000,000     1,000,000
Federal Home Loan Mortgage
 Corp.
 6.510%, 04/26/01............     2,000,000     1,998,454
 6.400%, 02/08/01............     1,500,000     1,497,949
 5.375%, 03/01/01............     1,000,000       993,967
Federal National Mortgage
 Association
  5.900%, 12/01/00...........     2,000,000     1,998,441
 12.000%, 11/13/00...........     2,770,000     2,774,475
  5.900%, 11/20/00...........     2,000,000     1,999,010
  5.000%, 11/15/00...........     3,000,000     2,998,056
  4.840%, 11/27/00...........     1,000,000       998,692
  7.260%, 05/24/01...........     1,000,000     1,000,000
Federal National Mortgage
 Association Discount Notes
 6.407%*, 12/28/00...........     1,110,000     1,098,752
Student Loan Marketing
 Association
 FRN'D' 6.895%, 12/21/00.....     5,000,000     5,000,000
 4.750%, 12/11/00............     3,600,000     3,592,469
                                              -----------
TOTAL U.S. GOVERNMENT AGENCIES
(amortized cost
 $37,943,848)................                  37,943,848
                                              -----------

REPURCHASE                      PRINCIPAL
AGREEMENTS -- 31.3%               AMOUNT         VALUE
                               ------------   -----------
J.P. Morgan & Co., Inc.
 6.620%, dated 10/31/00 due
 11/01/00 in the amount of
 $8,761,611 (fully
 collateralized by $8,630,000
 U.S. Treasury Notes 6.500%,
 10/15/06, value $8,935,805)... $  8,760,000   $ 8,760,000

Morgan Stanley Dean Witter &
 Co., Inc. 6.500%, dated
 10/25/00 due 11/01/00 in the
 amount of $10,012,639 (fully
 collateralized by
 $10,920,000 U.S. Government
 Agency Securities, 6.000%,
 due 03/01/28 -- 01/01/29,
 value $10,250,740)..........    10,000,000    10,000,000
                                              -----------
TOTAL REPURCHASE AGREEMENTS
(amortized cost $18,760,000).                  18,760,000
                                              -----------

TOTAL INVESTMENTS -- 98.9%
(amortized cost $59,253,894).                  59,253,894
                                              -----------

CASH AND OTHER ASSETS
 NET OF LIABILITIES -- 1.1%..                     671,751
                                              -----------

NET ASSETS -- 100.0%.........                 $59,925,645
                                              -----------
                                              -----------

* Securities purchased on a discount basis. The rate shown represents the annualized yield to maturity at the time of purchase.

'D' Floating Rate Note. The interest rate shown is the rate in effect at October 31, 2000.

See notes to financial statements.

DLJ MONEY FUNDS -- STATEMENT OF ASSETS AND LIABILITIES October 31, 2000
--------------------------------------------------------------------------------

                                                               MUNICIPAL    U.S. GOVERNMENT
                                                              MONEY FUND      MONEY FUND
                                                              ----------      ----------
ASSETS:
  Investments in securities, at value (cost $56,339,342 and
    $59,253,894, respectively) (including repurchase
    agreements of $18,760,000 for the U.S. Government
    Money Fund).............................................  $56,339,342     $59,253,894
  Cash......................................................           --             855
  Interest receivable.......................................      338,310         956,980
  Deferred organization costs (Note A)......................       18,577          18,577
                                                              -----------     -----------
  Total assets..............................................   56,696,229      60,230,306
                                                              -----------     -----------
LIABILITIES:
  Payable to advisor........................................       34,589          37,965
  Payable to distributor....................................       12,374          12,992
  Dividends payable.........................................       80,908         138,481
  Accrued expenses and other liabilities....................       80,831         115,223
                                                              -----------     -----------
  Total liabilities.........................................      208,702         304,661
                                                              -----------     -----------
NET ASSETS..................................................  $56,487,527     $59,925,645
                                                              -----------     -----------
                                                              -----------     -----------
NET ASSETS CONSIST OF:
  Capital paid-in...........................................  $56,487,466     $59,929,880
  Undistributed net investment income.......................           71           3,614
  Accumulated net realized loss on investments..............          (10)         (7,849)
                                                              -----------     -----------
                                                              $56,487,527     $59,925,645
                                                              -----------     -----------
                                                              -----------     -----------
  Shares outstanding........................................   56,487,466      59,932,227
                                                              -----------     -----------
                                                              -----------     -----------
  Net asset value and redemption value per share............        $1.00           $1.00
                                                                    -----           -----
                                                                    -----           -----

STATEMENT OF OPERATIONS for the year ended October 31, 2000
--------------------------------------------------------------------------------

                                                              MUNICIPAL    U.S. GOVERNMENT
                                                              MONEY FUND     MONEY FUND
                                                              ----------     ----------
INVESTMENT INCOME:
  Interest..................................................  $2,274,270     $3,949,460
                                                              ----------     ----------
EXPENSES:
  Investment advisory fees (Note B).........................    223,580         256,602
  Distribution fees (Note B)................................    139,738         160,376
  Registration fees.........................................     25,000          33,000
  Transfer agent fees.......................................     29,000          37,000
  Custodian fees............................................     46,000          44,500
  Auditing fees.............................................     31,000          44,000
  Printing fees.............................................      8,000          10,000
  Trustees' fees (Note B)...................................      7,000           9,000
  Legal fees................................................     23,000          20,000
  Miscellaneous.............................................      6,202           7,039
  Amortization of organization costs (Note A)...............     14,168          14,168
                                                              ----------     ----------
    Total expenses..........................................    552,688         635,685
    Less expenses reimbursed by advisor (Note B)............    (49,632)        (58,332)
                                                              ----------     ----------
    Net expenses............................................    503,056         577,353
                                                              ----------     ----------
NET INVESTMENT INCOME.......................................  1,771,214       3,372,107
                                                              ----------     ----------
NET REALIZED LOSS ON INVESTMENTS............................        (10)         (7,062)
                                                              ----------     ----------
INCREASE IN NET ASSETS FROM OPERATIONS......................  $1,771,204     $3,365,045
                                                              ----------     ----------
                                                              ----------     ----------

See notes to financial statements.

DLJ MONEY FUNDS -- STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            MUNICIPAL MONEY FUND      U.S. GOVERNMENT MONEY FUND
                                                          -------------------------   ---------------------------
                                                                 YEAR ENDING                  YEAR ENDING
                                                           10/31/00      10/31/99       10/31/00       10/31/99
                                                          -----------   -----------   ------------   ------------
OPERATIONS:
 Net investment income..................................  $ 1,771,214   $ 1,242,526   $ 3,372,107    $ 2,453,191
 Net realized gain (loss) on investments................          (10)           71        (7,062)          (787)
                                                          -----------   -----------   -----------    -----------
 Increase in net assets from operations.................    1,771,204     1,242,597     3,365,045      2,452,404
                                                          -----------   -----------   -----------    -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Investment income......................................   (1,771,214)   (1,242,526)   (3,372,119)    (2,453,191)
                                                          -----------   -----------   -----------    -----------
CAPITAL STOCK TRANSACTIONS -- (NET) Note C..............   12,140,649   (13,430,946)       55,525      3,181,019
                                                          -----------   -----------   -----------    -----------
 Total increase (decrease) in net assets................   12,140,639   (13,430,875)       48,451      3,180,232
NET ASSETS:
 Beginning of year......................................   44,346,888    57,777,763    59,877,194     56,696,962
                                                          -----------   -----------   -----------    -----------
 End of year............................................  $56,487,527   $44,346,888   $59,925,645    $59,877,194
                                                          -----------   -----------   -----------    -----------
                                                          -----------   -----------   -----------    -----------
Undistributed net investment income.....................  $        71   $        71   $     3,614    $     3,626
                                                          -----------   -----------   -----------    -----------
                                                          -----------   -----------   -----------    -----------

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS October 31, 2000
--------------------------------------------------------------------------------

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES. DLJ Money Funds ('Fund' or 'Funds') consists of two portfolios (the 'Portfolios'), the DLJ Municipal Money Fund and the DLJ U.S. Government Money Fund (together the 'Money Funds'), each a separate diversified series of the DLJ Opportunity Funds (the 'Trust'). In addition, the Trust consists of the DLJ International Equity Fund, the DLJ Developing Markets Fund and the DLJ High Income Fund. The Trust was organized as a Delaware business trust under the laws of Delaware on May 31, 1995 and is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Money Funds commenced operations on February 24, 1997. On July 28, 2000, the Funds' Board of Trustees approved, effective August 1, 2000, a change of the Funds' name from 'DLJ Winthrop' to 'DLJ'.

The Municipal Money Fund seeks maximum current income, consistent with liquidity and safety of principal, that is exempt from federal income taxes by investing principally in a diversified portfolio of municipal securities. The investment objective of the U.S. Government Money Fund is maximum current income, consistent with liquidity and safety of principal, by investing in a portfolio of U.S. Government securities.

Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. It is the Funds' policy to maintain a continuous net asset value of $1.00 per share for each Portfolio. The Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

The Funds account separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all portfolios are allocated among them on a pro rata basis. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds.

 (1) SECURITY VALUATION: Securities are valued at amortized cost, which has been determined by the Funds' Board of Trustees to represent the fair value of the Funds' investments.

 (2) REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Funds' Advisor, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed-upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian or custodians authorized in accordance with guidelines approved by the Funds' Trustees. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

 (3) FEDERAL INCOME TAXES: The Funds intend to be treated as 'regulated investment companies' under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. For federal income tax purposes, the cost of securities owned at October 31, 2000 was substantially the same as the cost of securities for financial statement purposes.

 The U.S. Government Money Fund had an unused capital loss carryover of $5,435 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2000. If not applied, $787 of the carryover expires in fiscal 2007 and $4,648 expires in fiscal 2008.

 (4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles. Security gains and losses are determined on the identified cost basis.

 (5) DIVIDENDS AND DISTRIBUTIONS: It is the policy of the Funds to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Funds not to distribute such gain.

 (6) DEFERRED ORGANIZATION COSTS: Costs incurred in connection with the Funds' organization are being amortized on a straight-line basis over sixty months commencing February 24, 1997.

NOTE (B) ADVISORY AND DISTRIBUTION SERVICES AGREEMENT: Donaldson, Lufkin & Jenrette, Inc. ('DLJ') was acquired by Credit Suisse Group ('Credit Suisse') on November 3, 2000 (the 'Acquisition'). Prior to the Acquisition, DLJ Asset Management Group ('DLJAM'), a wholly-owned subsidiary of Donaldson, Lufkin & Jenrette Securities Corporation ('DLJSC'), a wholly-owned subsidiary of DLJ, served as advisor to the Funds. Credit Suisse combined the investment advisory business of DLJAM with its existing U.S. asset management business, Credit Suisse Asset Management, LLC ('CSAM'). Accordingly, CSAM presently acts as the investment advisor to the Funds (the 'Advisor'). In anticipation of the Acquisition, at a meeting held on October 26, 2000, the Board of Trustees of the Funds approved an interim investment advisory agreement (the 'Interim Advisory Agreement') with CSAM on behalf of the Funds. The Interim Advisory Agreement will terminate upon the earlier of 150 days from November 3, 2000 which is April 2, 2001 or the date of approval by the shareholders of a new investment advisory agreement. Under the Interim Advisory Agreement with the Funds, the Advisor will provide investment advisory services and order placement facilities for the Funds and pay all compensation of Trustees of the Funds who are affiliated persons of the Advisor. The Advisor or its affiliates will also furnish the Funds, without charge, management supervision and assistance and office facilities. The Funds will pay the Advisor at the following annual percentage rates of the average daily net assets of each Portfolio: .40 of 1% of each Portfolio's first $1 billion and .35 of 1% of the balance. Such fees will be accrued daily and paid monthly.

The Advisor has undertaken, in writing, to limit total expenses to 0.90% of the average daily net assets of each Fund. This arrangement will remain in place at least until October 31, 2001 as long as the Advisor continues to act as advisor to the Funds and may be extended thereafter at the discretion of the Advisor and may only be terminated by the Board of Trustees. As a result of the limitation of expenses, the Municipal Money Fund and U.S. Government Money Fund were reimbursed $49,632 and $58,332, respectively, during the year ended October 31, 2000.

Pursuant to Rule 12b-1 under the Act, the Fund has entered into a Distribution Services Agreement (the 'Agreement') with Credit Suisse Asset Management Securities, Inc., the Fund's Distributor, under which the Fund pays a distribution services fee to the Distributor at an annual rate of up to .25 of 1% of its average daily net assets. Under the Agreement, each Fund is obligated to pay distribution and/or service fees to the Distributor for its distribution and service activities as reimbursement for specific expenses incurred. In addition, the Agreement provides that the Advisor may use its own resources including fees from investment companies (including the Fund) to finance the distribution of the Fund's shares.

Effective May 16, 2000, each Trustee who is not an affiliated person as defined in the Act is paid a fee of $1,500 for each board meeting attended, a $500 fee for each special meeting attended, a $250 fee for each audit committee meeting and an annual retainer of $500. Prior to May 16, 2000, each Trustee who is not an affiliated person as defined in the Act received an attendance fee of $2,000 per board meeting and an attendance fee of $1,000 per audit committee meeting. Attendance fees are charged to all series of the Trust and are allocated on a pro rata basis.

NOTE (C) SHARES OF BENEFICIAL INTEREST: There is an unlimited number of shares ($0.001 par value authorized). Transactions in shares of beneficial interest were as follows ($1.00 per share):

                                                         MUNICIPAL MONEY FUND               U.S. GOVERNMENT MONEY FUND
                                                  -----------------------------------   -----------------------------------
                                                     YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                  OCTOBER 31, 2000   OCTOBER 31, 1999   OCTOBER 31, 2000   OCTOBER 31, 1999
                                                  ----------------   ----------------   ----------------   ----------------
Shares sold....................................    $ 463,301,741      $ 326,607,226      $ 399,341,861      $ 301,133,167
Shares issued through reinvestment of
 dividends.....................................        1,606,149          1,240,945          3,067,701          2,370,091
                                                   -------------      -------------      -------------      -------------
                                                     464,907,890        327,848,171        402,409,562        303,503,258
                                                   -------------      -------------      -------------      -------------
Shares redeemed................................     (452,767,241)      (341,279,117)      (402,354,037)      (300,322,239)
                                                   -------------      -------------      -------------      -------------
Net increase (decrease)........................    $  12,140,649      $ (13,430,946)     $      55,525      $   3,181,019
                                                   -------------      -------------      -------------      -------------
                                                   -------------      -------------      -------------      -------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented. This information has been derived from information provided in the financial statements.

                                                            MUNICIPAL MONEY FUND
                                           ------------------------------------------------------
                                           YEAR ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                           OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                              2000          1999          1998         1997'D'
                                           -----------   -----------   -----------   ------------
Net asset value, beginning
 of period...............................    $  1.00       $  1.00       $  1.00       $  1.00
Net investment income....................      0.032         0.023         0.027         0.020
Dividends from net investment
 income..................................     (0.032)       (0.023)       (0.027)       (0.020)
                                             -------       -------       -------       -------
Net asset value, end of period...........    $  1.00       $  1.00       $  1.00       $  1.00
                                             -------       -------       -------       -------
                                             -------       -------       -------       -------
Total return'DD'.........................       3.23%         2.37%         2.72%         2.90%(1)
Ratio of expenses to average
 net assets(2)...........................       0.90%         0.90%         0.90%         0.90%(1)
Ratio of net investment income
 to average net assets(2)................       3.17%         2.33%         2.68%         2.87%(1)
Net assets, end of period
 (000's omitted).........................    $56,488       $44,347       $57,778       $38,681

                                                         U.S. GOVERNMENT MONEY FUND
                                           ------------------------------------------------------
                                           YEAR ENDED    YEAR ENDED    YEAR ENDED    PERIOD ENDED
                                           OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                              2000          1999          1998         1997'D'
                                           -----------   -----------   -----------   ------------
Net asset value, beginning
 of period...............................    $  1.00       $  1.00       $  1.00       $  1.00
Net investment income....................      0.053         0.042         0.047         0.032
Dividends from net investment
 income..................................     (0.053)       (0.042)       (0.047)       (0.032)
                                             -------       -------       -------       -------
Net asset value, end of period...........    $  1.00       $  1.00       $  1.00       $  1.00
                                             -------       -------       -------       -------
                                             -------       -------       -------       -------
Total return'DD'.........................       5.39%         4.26%         4.79%         4.68%(1)
Ratio of expenses to average
 net assets(2)...........................       0.90%         0.90%         0.90%         0.90%(1)
Ratio of net investment income
 to average net assets(2)................       5.26%         4.19%         4.68%         4.65%(1)
Net assets, end of period
 (000's omitted).........................    $59,926       $59,877       $56,697       $35,174

 'D' Commencement of operations was February 24, 1997.

'DD' Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(1)  Annualized

(2) Net of voluntary assumption by Advisor of expenses, expressed as a percentage of average net assets as follows: Municipal Money Fund, .09%, .14%, .15% and .40% (annualized) for the periods ended 10/31/00, 99, 98 and 97, respectively; and U.S. Government Money Fund, .09%, .19%, .25% and .45% (annualized) for the periods ended 10/31/00, 99, 98 and 97, respectively.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

Shareholders and Board of Trustees
DLJ Municipal Money Fund and
DLJ U.S. Government Money Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of DLJ Municipal Money Fund and DLJ U.S. Government Money Fund (two of the Funds constituting the DLJ Opportunity Funds) as of October 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DLJ Municipal Money Fund and DLJ U.S. Government Money Fund at October 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                                      ERNST & YOUNG LLP


New York, New York
December 20, 2000

TRUSTEES
G. Moffett Cochran
Robert E. Fischer
Stig Host
Martin Jaffe
Wilmot H. Kidd, III
Peter F. Krogh
John J. Sheehan


OFFICERS
G. Moffett Cochran, Chairman and President
Martin Jaffe, Vice President, Secretary and Treasurer
Brian A. Kammerer, Vice President


INVESTMENT ADVISER
Credit Suisse Asset Management, LLC
277 Park Avenue, New York, NY 10172

CUSTODIAN
Citibank, N.A.
111 Wall Street, New York, NY 10043

TRANSFER AGENT
PFPC, Inc
P.O. Box 61787 (211 South Gulph Road)
King of Prussia, PA 19406-0903

DISTRIBUTOR
Credit Suisse Asset Management Securities, Inc.
277 Park Avenue, New York, NY 10172

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue, New York, NY 10019

LEGAL COUNSEL
Sullivan & Cromwell
125 Broad Street, New York, NY 10004

This report is submitted for the general information of the stockholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which should be read carefully before investing.

DLJ MUTUAL FUNDS
277 Park Avenue, New York, NY 10172
800-225-8011

ANNUAL-MONEY00


Annual Report

DLJ MUTUAL FUNDS

      [PHOTO]

Leadership through Experience

DLJ Municipal
Money Fund

DLJ U.S. Government
Money Fund

October 31, 2000



                       STATEMENT OF DIFFERENCES

The dagger symbol shall be expressed as............................... 'D'
The double dagger symbol shall be expressed as........................'DD'